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                           UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa Cain
Title:    CFO
Phone:    858-704-3337
Signature, Place, and Date of Signing:

/s/ L. CAIN San Diego, California 9/12/01


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $76,611

This filing lists securities holdings reported on the form 13F filed on March 31, 1999 pursuant to a request for confidential treatment and for which confidential treatment expired on March 31, 2000.

List of Other Included Managers:
NONE


                                                      FORM 13F INFORMATION TABLE

                             TITLE OF              VALUE   SHARES/    SH/   PUT/  INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER            CLASS     CUSIP    (X$1000)  PRN AMT    PRN   CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
--------------------         -------- ---------  --------  ---------  ---   ----  ------- ----------- ---------- -------  ----
ICN Pharmaceuticals, Inc.       COM   448924100  $45,760   1,821,300   SH           SOLE              1,821,300
Lone Star Industries, Inc.      COM   542290408  $30,851     995,200   SH           SOLE                995,200


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